SHAREHOLDERS' EQUITY - Non-Controlling Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Net income loss attributable to a non-controlling interest	$ (208,439)	$ 61,675